Financial liabilities on funding arrangements - Reconciliation of financial liabilities on funding arrangements (Details) - GBP (£)	11 Months Ended	12 Months Ended
	Dec. 31, 2019	Jan. 31, 2019
Financial Liabilities At Amortised Cost [Abstract]
At February 1	£ 0	£ 3,090,000
Unwinding of discount factor	0	233,000
Remeasurement of financial liabilities on funding arrangements - (finance income) / finance cost	0	(2,784,000)
Net finance income on funding arrangements accounting for as financial liabilities	0	(2,551,000)
Remeasurement or derecognition of financial liabilities – other operating income	0	(539,000)
At December 31/January 31	£ 0	£ 0